Commitments - Commitments related to financing activities (Details) € in Thousands, $ in Thousands		1 Months Ended
	Dec. 31, 2020 USD ($) contract	Sep. 30, 2020 item	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Number Of Derivative Contracts Completed	3	2
Notional amount	$ 60,000
Change in fair value of future currency contracts	$ 60,000
Foreign currency forwards
Disclosure of detailed information about financial instruments [line items]
Number Of Derivative Contracts Completed | contract	3
Notional amount	$ 60,000
Change in fair value of future currency contracts | €			€ 1,800
Socit Gnrale | Forward in U.S. dollars payable
Disclosure of detailed information about financial instruments [line items]
Notional amount	20,000,000
Socit Gnrale | Forward in U.S. dollars payable
Disclosure of detailed information about financial instruments [line items]
Notional amount	20,000,000
Socit Gnrale | Forward in euros to be received
Disclosure of detailed information about financial instruments [line items]
Notional amount | €			16,794,021
Socit Gnrale | Forward in euros to be received
Disclosure of detailed information about financial instruments [line items]
Notional amount | €			16,794,021
Crdit Agricole bank | Forward in U.S. dollars payable
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 20,000,000
Crdit Agricole bank | Forward in euros to be received
Disclosure of detailed information about financial instruments [line items]
Notional amount | €			€ 17,001,020